UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: December 31, 2010
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		HOMEFIELD CAPITAL, LP
		ADDRESS	        375 PARK AVE. SUITE 1905
				NEW YORK, NY 10152

		13F FILE NUMBER          28-12201
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, areconsidered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:	 	      William J. Vernon
		--------------------------
Title:		Chief Operating Officer

                --------------------------
Phone:		212-909-1650
                --------------------------

Signature,		Place,			and Date of Signing
William J. Vernon 	New York, NY		    February 11, 2011

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		              0
						     ----------
Form 13F Information Table Entry Total                       27
						     ----------
Form 13F Information Table Value Total	              $ 276,363
						     ----------
						     (thousands)


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Form 13F INFORMATION TABLE
                                                          value    SHARES/ SH/ PUT/ INVSTMT Other
Name of Issuer                 Title of Class CUSIP      (x$1000)  PRN AMT PRN CALL DSCRETN Managers   SOLE   SHARED NONE
----------------------------   -------------- ---------  --------  ------- --- ---- ------- -------- -------  ------ ----
Aecom Technology Corp. Delawa	COM	      00766T100   14,944   534,289  SH	    SOLE    NONE     534,289 	   0	0
Bank of New York Mellon Corp	COM	      064058100   16,582   549,068  SH	    SOLE    NONE     549,068 	   0	0
Brooks Automation Inc.		COM	      114340102    8,229   907,228  SH	    SOLE    NONE     907,228 	   0	0
Computer Sciences Corp	        COM	      205363104   13,516   272,491  SH	    SOLE    NONE     272,491 	   0	0
Covidien PLC	                SHS	      G2554F105   13,111   287,143  SH	    SOLE    NONE     287,143 	   0	0
Ebay Inc.	                COM	      278642103   14,771   530,748  SH	    SOLE    NONE     530,748 	   0	0
Fidelity Natl. Information Serv.COM	      31620M106   14,325   523,000  SH	    SOLE    NONE     523,000 	   0	0
Fidelity National Financial, IncCL A	      31620R105    2,478   181,118  SH	    SOLE    NONE     181,118 	   0	0
General Motors Co	        COM	      37045V100	   6,727   182,500  SH	    SOLE    NONE     182,500 	   0	0
Global Defense Tech & Sys Inc.	COM	      37950B107      853    50,579  SH	    SOLE    NONE      50,579 	   0	0
Hewlett Packard Co.		COM	      428236103   18,772   445,890  SH	    SOLE    NONE     445,890 	   0	0
Intuitive Surgical Inc.		COM NEW	      46120E602	  10,671    41,400  SH	    SOLE    NONE      41,400 	   0	0
Johnson & Johnson		COM	      478160104    7,638   123,500  SH	    SOLE    NONE     123,500 	   0	0
Lender Processing Services, Inc.COM	      52602E102   18,475   625,847  SH	    SOLE    NONE     625,847 	   0	0
Platinum Underwriters Hldgs L	COM	      G7127P100   10,475   232,924  SH	    SOLE    NONE     232,924 	   0	0
Primerica Inc.			COM	      74164M108    7,383   304,460  SH	    SOLE    NONE     304,460 	   0	0
Princeton Review Inc		COM	      742352107	     112    95,295  SH	    SOLE    NONE      95,295 	   0	0
Rockwell Collins Inc		COM	      774341101	   6,700   115,000  SH	    SOLE    NONE     115,000 	   0	0
Scotts Miracle Gro Co.		CL A	      810186106   15,574   306,764  SH	    SOLE    NONE     306,764 	   0	0
Spirit Aerosystems Holdgs Inc	COM CL A      848574109    2,601   125,000  SH	    SOLE    NONE     125,000 	   0	0
SRA International Inc. 		CL A	      78464R105    5,912   289,088  SH	    SOLE    NONE     289,088 	   0	0
Tempur Pedic Intl, Inc.		COM	      88023U101   17,294   431,703  SH	    SOLE    NONE     431,703 	   0	0
The Jones Group Inc.		COM	      48020T101	     777    50,000  SH	    SOLE    NONE      50,000 	   0	0
Thomson Reuters Corp.		COM	      884903105    7,159   192,072  SH	    SOLE    NONE     192,072 	   0	0
Tyco International Ltd.		SHS	      H89128104    9,428   227,500  SH	    SOLE    NONE     227,500 	   0	0
Ultra Clean Holdgs, Inc.	COM	      90385V107   15,753 1,692,016  SH	    SOLE    NONE   1,692,016 	   0	0
Verint Sys Inc.			COM	      92343X100   16,103   507,986  SH	    SOLE    NONE     507,986 	   0	0